Variable Interest Entities [Text Block]	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Variable Interest Entities [Text Block]

17.    VARIABLE INTEREST ENTITIES

In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

See Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2015 for further information about the MUFG Group’s involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2015 and September 30, 2015:

Consolidated VIEs	Consolidated assets
At March 31, 2015:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,684,623	¥42,049	¥145,671	¥7,524	¥941,477	¥5,537,704	¥10,198
Investment funds	3,436,571	1,198	183,401	3,033,831	13,481	—	204,660
Special purpose entities created for structured financing	235,840	—	3,752	—	—	206,652	25,436
Repackaged instruments	52,664	—	—	37,664	—	—	15,000
Securitization of the MUFG Group’s assets	1,351,762	—	—	—	—	1,320,562	31,200
Trust arrangements	1,760,389	—	8,591	752	130,960	1,600,302	19,784
Others	58,924	260	692	—	62	31,801	26,109

Total consolidated assets before elimination	13,580,773	43,507	342,107	3,079,771	1,085,980	8,697,021	332,387
The amounts eliminated in consolidation	(1,939,630)	(42,267)	(290,971)	(10,474)	(8,706)	(1,581,132)	(6,080)

Total consolidated assets	¥11,641,143	¥1,240	¥51,136	¥3,069,297	¥1,077,274	¥7,115,889	¥326,307

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,742,899	¥—	¥5,523,847	¥698,500	¥520,552
Investment funds	251,932	—	—	—	251,932
Special purpose entities created for structured financing	133,220	—	373	123,203	9,644
Repackaged instruments	52,561	—	—	51,246	1,315
Securitization of the MUFG Group’s assets	1,327,025	—	22,600	1,303,665	760
Trust arrangements	1,753,476	1,734,749	—	—	18,727
Others	58,162	—	29,791	28,316	55

Total consolidated liabilities before elimination	10,319,275	1,734,749	5,576,611	2,204,930	802,985
The amounts eliminated in consolidation	(4,118,306)	—	(2,685,675)	(1,411,562)	(21,069)
The amount of liabilities with recourse to the general credit of the MUFG Group	(4,955,184)	(1,734,749)	(2,841,342)	(35)	(379,058)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,245,785	¥—	¥49,594	¥793,333	¥402,858

Consolidated VIEs	Consolidated assets
At September 30, 2015:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,909,986	¥41,662	¥131,256	¥15,933	¥1,092,191	¥5,624,671	¥4,273
Investment funds	2,733,757	41	179,808	2,275,926	13,369	—	264,613
Special purpose entities created for structured financing	250,411	—	2,839	—	—	192,580	54,992
Repackaged instruments	36,255	—	—	36,255	—	—	—
Securitization of the MUFG Group’s assets	1,230,138	—	—	—	—	1,205,235	24,903
Trust arrangements	1,997,682	—	2,528	2,002	135,154	1,836,837	21,161
Others	28,747	280	709	—	57	27,606	95

Total consolidated assets before elimination	13,186,976	41,983	317,140	2,330,116	1,240,771	8,886,929	370,037
The amounts eliminated in consolidation	(2,204,320)	(41,897)	(277,369)	(14,980)	(37,461)	(1,817,591)	(15,022)

Total consolidated assets	¥10,982,656	¥86	¥39,771	¥2,315,136	¥1,203,310	¥7,069,338	¥355,015

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,922,976	¥—	¥5,405,810	¥868,723	¥648,443
Investment funds	39,651	—	—	—	39,651
Special purpose entities created for structured financing	157,940	—	280	149,211	8,449
Repackaged instruments	36,482	—	—	34,954	1,528
Securitization of the MUFG Group’s assets	1,208,223	—	22,000	1,185,609	614
Trust arrangements	1,991,027	1,971,557	—	—	19,470
Others	27,971	—	25,737	2,191	43

Total consolidated liabilities before elimination	10,384,270	1,971,557	5,453,827	2,240,688	718,198
The amounts eliminated in consolidation	(3,930,777)	—	(2,397,142)	(1,513,755)	(19,880)
The amount of liabilities with recourse to the general credit of the MUFG Group	(5,521,745)	(1,971,557)	(3,014,777)	(2,278)	(533,133)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥931,748	¥—	¥41,908	¥724,655	¥165,185

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs of which they are creditors or beneficial interest holders, and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2015 and September 30, 2015:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2015:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥22,827,459	¥4,459,028	¥3,332,345	¥2,942	¥642,804	¥2,686,599	¥—	¥15	¥15
Investment funds	49,772,806	1,353,062	1,216,788	174,845	513,659	517,094	11,190	—	—
Special purpose entities created for structured financing	39,438,674	4,528,826	3,337,220	343,966	100,428	2,867,265	25,561	13	13
Repackaged instruments	11,793,462	2,756,196	2,544,899	360,937	1,821,302	362,660	—	—	—
Others	48,391,273	3,415,733	2,549,718	140,185	114,720	2,294,813	—	269	269

Total	¥172,223,674	¥16,512,845	¥12,980,970	¥1,022,875	¥3,192,913	¥8,728,431	¥36,751	¥297	¥297

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2015:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥24,290,934	¥4,766,202	¥3,514,169	¥5,500	¥810,680	¥2,697,989	¥—	¥224	¥224
Investment funds	38,666,976	1,235,190	1,063,574	149,134	485,173	419,226	10,041	—	—
Special purpose entities created for structured financing	42,153,311	4,577,727	3,291,268	322,005	97,461	2,856,251	15,551	292	292
Repackaged instruments	10,661,113	2,608,253	2,388,067	435,899	1,494,456	457,712	—	—	—
Others	56,950,446	3,678,385	2,800,609	121,534	81,025	2,598,050	—	532	532

Total	¥172,722,780	¥16,865,757	¥13,057,687	¥1,034,072	¥2,968,795	¥9,029,228	¥25,592	¥1,048	¥1,048

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.